Note 3 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
NOTE
3:
SIGNIFICANT ACCOUNTING POLICIES
a.	Significant judgments and estimates

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. These estimates and underlying assumptions are reviewed regularly. Changes in accounting estimates are reported in the period of the change in estimate.

Fair value of derivative financial instruments: Management assesses the fair value of the Company’s financial derivatives in accordance with the accounting policy stated in Note
3
(i) to the consolidated financial statements. Fair value of the warrant liability has been measured using the Black-Scholes model, taking into account the terms and conditions upon which the warrants are granted. These calculations require the use of estimates and assumptions. Changes in assumptions concerning volatilities, interest rates, foreign exchange rates, and expected life could have a significant impact on the fair value attributed to the Company’s financial derivatives.
b.	Translation of foreign currencies

The Company’s presentation currency is the U.S. dollar. The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, is separately determined for the Company and each of its subsidiaries, and is used to measure the financial position and operating results. The functional currency of the Company and its subsidiaries is the U.S. dollar. Transactions denominated in foreign currency (other than the functional currency) are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences, are recognized in income or loss. Non-monetary assets and liabilities measured at cost are translated at the exchange rate at the date of the transaction.
c.	Cash and cash equivalents

Cash and cash equivalents are defined as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three
months or less from the date of acquisition or with a maturity of more than three
months, but which are redeemable on demand without penalty and which form part of the Company's cash management.
d.	Financial instruments

The Company’s financial instruments consist of the following summarized accounts included within the consolidated statements of financial position:
Financial assets and liabilities	Classification
Cash and cash equivalents	Loans and receivables
Loan receivable	Loans and receivables
Trade payables	Other financial liabilities
Accrued liabilities	Other financial liabilities
Loan payable	Other financial liabilities
Warrant liability	Fair value through income and loss

Loans and receivables: Loans and receivables are financial assets with fixed or determinable payments not
quoted in an active market. These assets are initially recognized at fair value plus transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment loss. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial instrument to the net carrying amount on initial recognition.

Other financial liabilities: Other financial liabilities are recognized initially at fair value net of any directly attributable transaction costs. Subsequent to initial recognition, these other financial liabilities are measured at amortized cost using the effective interest method. Other financial liabilities are derecognized when the obligations are discharged, cancelled or expired.

Fair value through income and loss: Derivative instruments include the warrant liability which is recorded at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value are recorded in the consolidated statements of comprehensive income and loss for the year.

Impairment of financial assets: Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one
or more events that occurred after the initial recognition, the estimated future cash flows of the investments have been negatively impacted. Evidence of impairment could include financial difficulty of the counterparty, default or delinquency in interest or principal payment or the likelihood that the borrower will enter bankruptcy or financial reorganization.

The carrying amount of financial assets is reduced by any impairment loss directly for all financial assets with the exception of accounts receivable, where the carrying amount is reduced through the use of an allowance account. When an accounts receivable balance is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in income or loss.
e.	Financial instruments

Financial instruments recorded at fair value: The Company classifies its financial instruments according to a three
-level hierarchy that reflects the significance of the inputs used in making fair value measurements. The three
levels of the fair value hierarchy are as follows:

•
Level
1
- Unadjusted quoted prices in active markets for identical assets and liabilities;
•
Level
2
- Inputs other than quoted prices that are observable for assets or liabilities directly or indirectly; and
•
Level
3
- Inputs for assets or liabilities that are
not
based on observable market data.

Management has determined that the warrant liability represents a level
2
input.
f.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not
recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of disposal and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not
generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in income or loss.
g.	Income taxes

Income tax expense consists of current and deferred tax expense. Current and deferred tax are recognized in income or loss except to the extent they relate to items recognized directly in equity or other comprehensive income.

Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years. Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized and the liability is settled. The effect of a change in the enacted or substantively enacted tax rates is recognized in net earnings and comprehensive income or equity depending on the item to which the adjustment relates.

Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no
longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.
h.	Share-based payment transactions

The Company's employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. Fair value measurement of all options and warrants granted is determined using an appropriate pricing model. As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in income or loss, together with a corresponding increase in equity, during the period which the performance and service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award ("the vesting period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest. The expense or income recognized in income or loss represents the movement in the cumulative expense recognized at the end of the reporting period.
No
expense is recognized for awards that do
not
ultimately vest.
i.	Warrant liability

As the warrants have an exercise price denominated in Canadian dollars which differs from the Company’s functional currency they do not
qualify for classification as equity. These warrants have been classified as warrant liability and are recorded initially at the fair value and revalued at each reporting date, using the Black-Scholes valuation method. Changes in fair value for each period are included in comprehensive income and loss for the year.
j.	Loss / income per share

Basic loss / income per share is computed by dividing the income or loss for the year by the weighted average number of common shares outstanding during the year. Stock options and common share purchase warrants are not
included in the calculation of diluted loss per share if their inclusion would be antidilutive.
k.	Standards and amendments issued but not yet effective

The IASB issued new standards and amendments
not
yet effective.

IFRS
9,
Financial Instruments (“IFRS
9”
) was initially issued by the IASB on
November 12, 2009
and issued in its completed version in
July 2014,
and will replace IAS
39,
"Financial Instruments: Recognition and Measurement" (“IAS
39”
). IFRS
9
replaces the multiple rules in IAS
39
with a single approach to determine whether a financial asset is measured at amortized cost or fair value and a new mixed measurement model for debt instruments having only two
categories: amortized cost and fair value. The approach in IFRS
9
is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS
39.
IFRS
9
is effective for financial years beginning on or after
January 1, 2018.
The Company assesses that there will be
no
material impact as a result of the adoption of IFRS
9.

IFRS
15,
Revenue from Contracts with Customers (“IFRS
15”
) was issued by the IASB in
May 2014
and clarifies the principles for recognizing revenue from contracts with customers. IFRS
15
will result in enhanced disclosures about revenue, provide guidance for transactions that were not
previously addressed comprehensively (i.e. service revenue and contract modifications) and improve guidance for multiple-element arrangements. IFRS
15
is effective for periods beginning on or after
January 1, 2018
and is to be applied retrospectively. The Company's preliminary assessment of IFRS
15
has determined there will
not
be a significant impact to the consolidated financial statements as a result of the adoption of this standard

IFRS
16,
Leases (“IFRS
16”
) was issued by the IASB in
January 2016
and specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is
12
months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS
16’s
approach to lessor accounting substantially unchanged from its predecessor, IAS
17.
An entity applies IFRS
16
for annual periods beginning on or after
January 1, 2019.
Earlier application is permitted if IFRS
15
Revenue from Contracts with Customers has also been applied. A lessee shall either apply IFRS
16
with full retrospective effect or alternatively
not
restate comparative information but recognize the cumulative effect of initially applying IFRS
16
as an adjustment to opening equity at the date of initial application. The Company is currently assessing the effects of IFRS
16
and intends to adopt on its effective date.